Significant Accounting Policies and Practices (Details)	12 Months Ended
Mar. 31, 2017
LiveXLive Tickets, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LiveXLive Tickets, Inc.
State or other jurisdiction of incorporation or organization	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Apr. 24, 2017
Attributable interest	100.00%
LXL Studios, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LXL Studios, Inc.
State or other jurisdiction of incorporation or organization	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Jul. 15, 2016
Attributable interest	100.00%
LiveXLive, Corp. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LiveXLive, Corp.
State or other jurisdiction of incorporation or organization	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Feb. 24, 2015
Attributable interest	100.00%
KOKO (Camden) Holdings (US), Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) Holdings (US), Inc.
State or other jurisdiction of incorporation or organization	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Mar. 17, 2014
Attributable interest	100.00%
KOKO (Camden) UK Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) UK Limited
State or other jurisdiction of incorporation or organization	England and Wales
Date of incorporation or formation (date of acquisition, if applicable)	Nov. 07, 2013
Attributable interest	100.00%